Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Equity-Based Compensation
Schedule of unit option activity

	Options	Average Price	Average Life
Unit Options
Options outstanding at December 31, 2020	24,125,000	$0.05
Options granted	9,250,000	$0.05	10 years
Options forfeited	(2,875,000)	$0.05	10 years
Options exercised	—
Outstanding at December 31, 2021	30,500,000	$0.05

Exercisable at December 31, 2021	2,750,000

Schedule of restricted unit option activity

		Average Fair
	Units	Market Value
Restricted Member Units
Units outstanding at December 31, 2020	13,582,640	$0.17
Units granted	—	$—
Units forfeited	—	$—
Units vested	(4,527,547)	$0.11
Units outstanding at December 31, 2021	9,055,093	$0.17